Segment Reporting - Other Income Statement Items by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Depreciation and Amortization	$ (276,307)	$ (485,829)	$ (571,825)
Write-down and loss on sale of vessels	(53,693)	(270,743)	(112,246)
Equity Income (Loss)	61,054	(37,344)	85,639
Eliminations and other
Segment Reporting Information [Line Items]
Depreciation and Amortization	0	0	0
Write-down and loss on sale of vessels	0	0	0
Equity Income (Loss)	0	0	0
Teekay Parent | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and Amortization	(33,415)	(60,397)	(72,123)
Write-down and loss on sale of vessels	0	(205,659)	(12,597)
Equity Income (Loss)	13,195	(31,330)	(2,281)
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and Amortization	(33,271)	(60,560)	(70,855)
Write-down and loss on sale of vessels	0	(205,659)	(110)
Equity Income (Loss)	15,089	(7,861)	(575)
Teekay Parent | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and Amortization	0	0	(1,717)
Write-down and loss on sale of vessels	0	0	(12,487)
Equity Income (Loss)	(510)	(20,677)	132
Teekay Parent | Other | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and Amortization	(144)	163	449
Write-down and loss on sale of vessels	0	0	0
Equity Income (Loss)	(1,384)	(2,792)	(1,838)
Teekay Offshore
Segment Reporting Information [Line Items]
Equity Income (Loss)	(6,907)	(2,461)
Teekay Offshore | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and Amortization	0	(219,406)	(300,011)
Write-down and loss on sale of vessels	0	(1,500)	(40,079)
Equity Income (Loss)	0	12,028	17,933
Teekay LNG | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and Amortization	(124,378)	(105,545)	(95,542)
Write-down and loss on sale of vessels	(53,863)	(50,600)	(38,976)
Equity Income (Loss)	53,546	9,789	62,307
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and Amortization	(119,108)	(95,025)	(80,084)
Write-down and loss on sale of vessels	(33,000)	0	0
Equity Income (Loss)	53,546	9,789	62,307
Teekay LNG | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and Amortization	(5,270)	(10,520)	(15,458)
Write-down and loss on sale of vessels	(20,863)	(50,600)	(38,976)
Equity Income (Loss)	0	0	0
Teekay Tankers | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and Amortization	(118,514)	(100,481)	(104,149)
Write-down and loss on sale of vessels	170	(12,984)	(20,594)
Equity Income (Loss)	$ 1,220	$ (25,370)	$ 7,680